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                                                     Registration Nos. 811-06241
                                                                      333-107558

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933

[ ] Pre-Effective Amendment No.
                                ------

[X] Post-Effective Amendment No. 2
(Check appropriate Box or Boxes)

                             LOOMIS SAYLES FUNDS II
               (Exact Name of Registrant as Specified in Charter)

                                 (617) 449-2810
                        (Area Code and Telephone Number)

                399 Boylston Street, Boston, Massachusetts 02116
          (Address of Principal Executive Offices, including Zip Code)

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)

                                    Copy to:
                               John M. Loder, Esq.
                                Ropes & Gray LLP
                             One International Place
                           Boston, Massachusetts 02110

        It is proposed that this filing become effective immediately upon filing pursuant to Rule 485(b).
                 (Approximate Date of Proposed Public Offering)

                    CALCULATION OF REGISTRATION FEE UNDER THE
                             SECURITIES ACT OF 1933
--------------------------------------------------------------------------------

Title of Securities Being Registered: Shares of beneficial interest, no par value, of Loomis Sayles Growth Fund.

The Registrant has registered an indefinite amount of its shares of beneficial interest under the Securities Act of 1933, pursuant to Rule 24F-2 under the Investment Company Act of 1940. No filing fee is due because of reliance on
Section 24(f).

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This Post-Effective Amendment No. 2 (the "Amendment") to this Registration
Statement on Form N-14 (the "Registration Statement") is being filed solely for the purpose of adding the enclosed exhibits to this Registration Statement. Parts A and B of the Registration Statement are incorporated by reference into this Amendment from the filing with the Securities and Exchange Commission of Parts A and B of the Registration Statement pursuant to Rule 485B on January 18, 2005 (0001193125-05-007586).

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                                                     Registration Nos. 811-06241
                                                                        33-39133

                                     PART C
                               OTHER INFORMATION
--------------------------------------------------------------------------------

Item 15. Indemnification

Article VIII of the Registrant's Agreement and Declaration of Trust and Article 4 of the Registrant's By-Laws provide for indemnification of its Trustees and officers. The effect of these provisions is to provide indemnification for each of the Registrant's trustees and officers against liabilities and counsel fees reasonably incurred in connection with the defense of any legal proceeding in which such trustee or officer may be involved by reason of being or having been a trustee or officer, except with respect to any matter as to which such trustee or officer shall have been adjudicated not to have acted in good faith and in the reasonable belief that such trustee's or officer's action was in the best interest of the Registrant, and except that no trustee or officer shall be indemnified against any liability to the Registrant or its shareholders to which such trustee or officer otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such trustee's or officer's office.

Item 16. Exhibits

(1)  Agreement and Declaration of Trust. (i)
     (a) Amendment No. 1 to Agreement and Declaration of Trust. (ii)

(2)  By-laws. (i)
     (a) Amendment No. 1 to By-Laws. (iii)
     (b) Amendment No. 2 to By-Laws. (iii)

(3)  Voting Trust Agreements.
     Not applicable.

(4)  Agreement and Plan of Reorganization is filed herewith.

(5)  Instruments Defining Rights of Security Holders.

     Rights of shareholders are described in Article III, Sections 5 of the Agreement and Declaration, which is described in response to Item 16(1) above.

(6)  Investment Advisory Contracts.
     Advisory Agreement between the Registrant, on behalf of the Loomis Sayles Limited Term Government and Agency Fund, and Loomis, Sayles & Company, L.P. (iv)

                                        1

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(7)  Distribution Agreements and Dealer Agreement.
     (a) Distribution Agreement between Registrant and CDC IXIS Asset Management Distributors, L.P. (iv)

     (b) Form of Dealer Agreement. (v)

(8)  Bonus or Profit Sharing Contracts.
     Not applicable.

(9)  Custodian Agreements.
     Form of Custodian Agreement. (iv)

(10) Rule 12b-1 Plans and Rule 18f-3 Plans.
     (a) Amended and Restated Rule 18f-3(d) Plan (vi)
     (b) Amended and Restated 12b-1 Plan for Class A shares of Loomis Sayles Limited Term Government and Agency Fund (iii)
     (c) Distribution and Service Plan for Class B shares of Loomis Sayles Limited Term Government and Agency Fund (iv)
     (d) Distribution and Service Plan for Class C shares of Loomis Sayles Limited Term Government and Agency Fund (iv)

(11) Opinion and Consent of Counsel as to the legality of the securities being registered.

     (a) Opinion and consent of Ropes & Gray LLP. (v)

(12) Opinion and Consent of Counsel Relating to Tax Matters and Consequences to Shareholders.

     (a) Opinion and consent of Ropes & Gray LLP is filed herewith.

(13) Other Material Contracts.
     (a) Transfer Agency and Services Agreement dated February 1, 2003 between the Registrant and IXIS Asset Management Services Company. (ii)
     (b) First Addendum dated September 12, 2003 to Transfer Agency and Services Agreement (iv)
     (c) Second Addendum dated January 1, 2004 to Transfer Agency and Services Agreement (vi)
     (d) Administrative Services Agreement dated October 1, 2003, between Registrant on behalf of each series and CDC IXIS Asset Management Services, Inc. (v)
     (e) First Amendment dated July 14, 2004 to Administrative Services Agreement. (iii)


                                        2

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(14) Other Opinions, Appraisals or Rulings.
     Consent of PricewaterhouseCoopers LLP. (v)

(15) Omitted Financial Statements.
     Not applicable.

(16) Powers of Attorney. (iii)

(17) Additional Exhibits.
     (a) Form of Proxy. (v)
     (b) CDC Nvest Income Funds Classes A, B, C and Y Prospectuses, dated February 1, 2004. (vi)
     (c) Statement of Additional Information Parts I and II of the CDC Nvest Income Funds dated February 1, 2004. (vi)
     (d) Annual Report to Shareholders of the CDC Nvest Income Funds for the fiscal year ended September 30, 2004. (vii)

----------
(i) Incorporated by reference to the Exhibits to Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933 filed with the SEC on October 31, 1997.

(ii) Incorporated by reference to the Exhibits to Post Effective Amendment No. 34 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933 filed with the SEC on September 10, 2003.

(iii) Incorporated by reference to the Exhibits to Post Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933 filed with the SEC on December 2, 2004.

(iv) Incorporated by reference to the Exhibits to Post-Effective Amendment No. 35 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933 filed with the SEC on November 28, 2003.

(v) Incorporated by reference to Exhibits to the Registrant's Registration Statement on Form N-14 under the Securities Act of 1933 filed with the SEC on December 9, 2004.

(vi) Incorporated by reference to the Exhibits to Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A under the Securities Act of 1933 filed with the SEC on January 28, 2004.

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(vii) Incorporated by reference to Form N-CSR for Loomis Sayles Funds II filed on December 2, 2004.

Item 17. Undertakings

(1) Registrant hereby agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) Registrant hereby agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) Pursuant to the requirements of Form N-14, the undersigned undertakes to file, by post-effective amendment to this registration statement, an opinion of counsel supporting the tax matters and consequences to the shareholders discussed in the Prospectus/Proxy Statement that is part of this registration statement within a reasonable time after receipt of such opinion.

                                        4

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                             LOOMIS SAYLES FUNDS II
                                   SIGNATURES

     As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the city of Boston, and the Commonwealth of Massachusetts on the 15th day of April, 2005.

                                        LOOMIS SAYLES FUNDS II


                                        By: /s/ John T. Hailer
                                            ------------------------------------
                                        John T. Hailer
                                        President

     As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

Signature                                Title          Date
---------                                -----          ----


/s/ Michael Kardok
------------------------------------
Michael Kardok                         Treasurer   April 15, 2005


GRAHAM T. ALLISON, JR.*
------------------------------------
Graham T. Allison, Jr.                 Trustee     April 15, 2005


EDWARD A. BENJAMIN*
------------------------------------
Edward A. Benjamin                     Trustee     April 15, 2005


ROBERT BLANDING*
------------------------------------
Robert Blanding                        Trustee     April 15, 2005


DANIEL M. CAIN*
------------------------------------
Daniel M. Cain                         Trustee     April 15, 2005


PAUL G. CHENAULT*
------------------------------------
Paul G. Chenault                       Trustee     April 15, 2005


KENNETH J. COWAN*
------------------------------------
Kenneth J. Cowan                       Trustee     April 15, 2005


RICHARD DARMAN*
------------------------------------
Richard Darman                         Trustee     April 15, 2005


/s/ John T. Hailer
------------------------------------
John T. Hailer                         Trustee     April 15, 2005


SANDRA O. MOOSE*
------------------------------------
Sandra O. Moose                        Trustee     April 15, 2005


JOHN A. SHANE*
------------------------------------
John A. Shane                          Trustee     April 15, 2005

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                                        *By: /s/ Coleen Downs Dinneen
                                             -----------------------------------
                                             Coleen Downs Dinneen
                                             Attorney-In-Fact**
                                             April 15, 2005

** Powers of Attorney are incorporated by reference to the Exhibit to Post-Effective Amendment No. 37 to the Registrant's Registration Statement on Form N-1A under the Securities Act filed with the SEC on December 2, 2004.

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                             LOOMIS SAYLES FUNDS II
                                  EXHIBIT INDEX

                        Exhibits for Item 16 of Form N-14

Exhibit   Description
-------   -----------
(4)       Agreement and Plan of Reorganization
(12)(a)   Opinion and Consent of Counsel